CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Oct. 28, 2012	Oct. 30, 2011
Accounts receivable, allowance for doubtful accounts (in dollars)	$ 4,000	$ 4,000
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, authorized shares	160,000,000	160,000,000
Preferred stock, issued shares	0	0
Common stock, nonvoting
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, authorized shares	400,000,000	400,000,000
Common stock, issued shares	0	0
Common stock
Common stock, par value (in dollars per share)	$ 0.0293	$ 0.0293
Common stock, authorized shares	800,000,000	800,000,000
Common stock, issued shares	263,044,280	263,963,251